UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

April 30, 2016

ALDTI-QTLY-0616
1.950918.103

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.6%
Delphi Automotive PLC	87,451	$6,439,017
Household Durables - 0.8%
Whirlpool Corp.	51,200	8,915,968
Leisure Products - 0.2%
Mattel, Inc.	74,500	2,316,205
Media - 1.8%
Charter Communications, Inc. Class A (a)(b)	16,200	3,438,288
Liberty Broadband Corp. Class C (a)	91,106	5,215,819
Twenty-First Century Fox, Inc. Class A	358,360	10,843,974
		19,498,081
Multiline Retail - 1.5%
Kohl's Corp.	80,100	3,548,430
Target Corp.	166,819	13,262,111
		16,810,541

TOTAL CONSUMER DISCRETIONARY		53,979,812

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	208,482	13,941,191
Walgreens Boots Alliance, Inc.	177,875	14,101,930
		28,043,121
Food Products - 1.8%
Bunge Ltd.	54,166	3,385,375
ConAgra Foods, Inc.	158,300	7,053,848
The J.M. Smucker Co.	74,336	9,439,185
		19,878,408
Household Products - 2.6%
Procter & Gamble Co.	362,685	29,058,322

TOTAL CONSUMER STAPLES		76,979,851

ENERGY - 13.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	336,600	16,277,976
Dril-Quip, Inc. (a)	129,121	8,369,623
		24,647,599
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	233,800	12,335,288
Cabot Oil & Gas Corp.	289,300	6,769,620
Cenovus Energy, Inc.	850,200	13,477,706
Chevron Corp.	523,086	53,448,924
ConocoPhillips Co.	363,800	17,386,002
Diamondback Energy, Inc.	71,000	6,147,180
Phillips 66 Co.	128,300	10,534,713
Whiting Petroleum Corp. (a)	278,200	3,338,400
		123,437,833

TOTAL ENERGY		148,085,432

FINANCIALS - 28.1%
Banks - 9.2%
Bank of America Corp.	781,600	11,380,096
CIT Group, Inc.	257,900	8,915,603
Citigroup, Inc.	158,600	7,340,008
Comerica, Inc.	9,600	426,240
Cullen/Frost Bankers, Inc.	15,400	985,446
JPMorgan Chase & Co.	63,300	4,000,560
PNC Financial Services Group, Inc.	143,800	12,622,764
Popular, Inc.	178,174	5,295,331
U.S. Bancorp	470,608	20,090,256
Wells Fargo & Co.	594,775	29,726,855
		100,783,159
Capital Markets - 3.4%
Franklin Resources, Inc.	289,400	10,806,196
Goldman Sachs Group, Inc.	114,822	18,843,438
State Street Corp.	23,354	1,454,954
The Blackstone Group LP	224,600	6,163,024
		37,267,612
Consumer Finance - 3.5%
American Express Co.	82,400	5,391,432
Capital One Financial Corp.	227,386	16,460,473
Discover Financial Services	280,600	15,789,362
		37,641,267
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	302,039	43,940,634
Insurance - 6.5%
AFLAC, Inc.	181,700	12,531,849
Chubb Ltd.	180,647	21,291,055
MetLife, Inc.	213,451	9,626,640
Reinsurance Group of America, Inc.	136,300	12,978,486
The Travelers Companies, Inc.	133,200	14,638,680
		71,066,710
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	651,135	6,784,827
General Growth Properties, Inc.	124,144	3,479,756
		10,264,583
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	51,400	1,736,957
CBRE Group, Inc. (a)	170,371	5,048,093
		6,785,050

TOTAL FINANCIALS		307,749,015

HEALTH CARE - 11.2%
Biotechnology - 0.0%
Prothena Corp. PLC (a)	9	389
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	234,000	9,102,600
Medtronic PLC	191,183	15,132,134
The Cooper Companies, Inc.	20,300	3,107,524
Zimmer Biomet Holdings, Inc.	38,200	4,422,414
		31,764,672
Health Care Providers & Services - 0.9%
Aetna, Inc.	51,500	5,781,905
Anthem, Inc.	26,900	3,786,713
		9,568,618
Pharmaceuticals - 7.4%
Allergan PLC (a)	35,900	7,774,504
Jazz Pharmaceuticals PLC (a)	59,868	9,022,108
Johnson & Johnson	305,705	34,263,416
Merck & Co., Inc.	223,300	12,245,772
Pfizer, Inc.	375,538	12,283,848
Shire PLC sponsored ADR (b)	16,600	3,111,172
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,500	1,878,525
		80,579,345

TOTAL HEALTH CARE		121,913,024

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.0%
L-3 Communications Holdings, Inc.	43,777	5,757,989
Raytheon Co.	59,455	7,512,139
United Technologies Corp.	83,673	8,732,951
		22,003,079
Building Products - 0.4%
Allegion PLC	67,008	4,385,674
Construction & Engineering - 1.1%
AECOM (a)	123,673	4,018,136
Jacobs Engineering Group, Inc. (a)	187,439	8,356,031
		12,374,167
Industrial Conglomerates - 2.3%
General Electric Co.	800,458	24,614,084
Machinery - 2.4%
Caterpillar, Inc.	96,172	7,474,488
Deere & Co.	155,926	13,114,936
Flowserve Corp.	101,677	4,962,854
		25,552,278
Road & Rail - 1.0%
CSX Corp.	415,498	11,330,630

TOTAL INDUSTRIALS		100,259,912

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	646,865	17,782,319
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	484,221	8,406,077
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	147,952	5,415,043
Semiconductors & Semiconductor Equipment - 4.1%
Marvell Technology Group Ltd.	410,100	4,092,798
Maxim Integrated Products, Inc.	172,300	6,154,556
Micron Technology, Inc. (a)	327,800	3,523,850
NXP Semiconductors NV (a)	106,900	9,116,432
Qualcomm, Inc.	428,800	21,662,976
		44,550,612
Software - 0.9%
Oracle Corp.	239,900	9,562,414
Technology Hardware, Storage & Peripherals - 2.5%
Hewlett Packard Enterprise Co.	488,400	8,136,744
HP, Inc.	901,000	11,055,270
Western Digital Corp.	194,900	7,964,589
		27,156,603

TOTAL INFORMATION TECHNOLOGY		112,873,068

MATERIALS - 2.8%
Chemicals - 2.1%
Albemarle Corp. U.S.	95,100	6,291,816
CF Industries Holdings, Inc.	99,300	3,283,851
Eastman Chemical Co.	79,300	6,056,934
Methanex Corp.	60,800	2,126,328
The Dow Chemical Co.	102,200	5,376,742
		23,135,671
Containers & Packaging - 0.3%
Ball Corp.	51,899	3,704,551
Metals & Mining - 0.4%
Compass Minerals International, Inc.	55,200	4,137,792

TOTAL MATERIALS		30,978,014

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	531,735	20,641,953
Frontier Communications Corp. (b)	753,500	4,189,460
Verizon Communications, Inc.	90,200	4,594,788
		29,426,201
UTILITIES - 6.7%
Electric Utilities - 4.0%
Edison International	128,500	9,086,235
Exelon Corp.	281,000	9,860,290
NextEra Energy, Inc.	113,800	13,380,604
OGE Energy Corp.	146,300	4,329,017
Xcel Energy, Inc.	179,900	7,201,397
		43,857,543
Multi-Utilities - 2.7%
CMS Energy Corp.	165,800	6,744,744
DTE Energy Co.	121,500	10,832,940
Sempra Energy	112,332	11,609,512
		29,187,196

TOTAL UTILITIES		73,044,739

TOTAL COMMON STOCKS
(Cost $953,580,035)		1,055,289,068
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.3% 5/19/16 to 6/30/16(c)
(Cost $499,921)	500,000	499,962
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.38% (d)	42,322,785	$42,322,785
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	5,333,625	5,333,625
TOTAL MONEY MARKET FUNDS
(Cost $47,656,410)		47,656,410
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,001,736,366)		1,103,445,440
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(9,533,417)
NET ASSETS - 100%		$1,093,912,023

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 ICE Russell 1000 Value Index Contracts (United States)	June 2016	10,385,550	$199,329

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $301,975.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,199
Fidelity Securities Lending Cash Central Fund	21,092
Total	$51,291

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$53,979,812	$53,979,812	$--	$--
Consumer Staples	76,979,851	76,979,851	--	--
Energy	148,085,432	148,085,432	--	--
Financials	307,749,015	307,749,015	--	--
Health Care	121,913,024	121,913,024	--	--
Industrials	100,259,912	100,259,912	--	--
Information Technology	112,873,068	112,873,068	--	--
Materials	30,978,014	30,978,014	--	--
Telecommunication Services	29,426,201	29,426,201	--	--
Utilities	73,044,739	73,044,739	--	--
U.S. Government and Government Agency Obligations	499,962	--	499,962	--
Money Market Funds	47,656,410	47,656,410	--	--
Total Investments in Securities:	$1,103,445,440	$1,102,945,478	$499,962	$--
Derivative Instruments:
Assets
Futures Contracts	$199,329	$199,329	$--	$--
Total Assets	$199,329	$199,329	$--	$--
Total Derivative Instruments:	$199,329	$199,329	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,006,051,410. Net unrealized appreciation aggregated $97,394,030, of which $154,804,599 related to appreciated investment securities and $57,410,569 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

April 30, 2016

LDT-QTLY-0616
1.950976.103

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.6%
Delphi Automotive PLC	627,349	$46,191,707
Household Durables - 0.8%
Whirlpool Corp.	367,500	63,996,450
Leisure Products - 0.2%
Mattel, Inc.	534,700	16,623,823
Media - 1.8%
Charter Communications, Inc. Class A (a)(b)	116,300	24,683,512
Liberty Broadband Corp. Class C (a)	653,611	37,419,230
Twenty-First Century Fox, Inc. Class A	2,571,140	77,802,696
		139,905,438
Multiline Retail - 1.6%
Kohl's Corp.	574,440	25,447,692
Target Corp.	1,197,209	95,178,116
		120,625,808

TOTAL CONSUMER DISCRETIONARY		387,343,226

CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 2.5%
Wal-Mart Stores, Inc.	1,441,473	96,391,300
Walgreens Boots Alliance, Inc.	1,230,125	97,524,310
		193,915,610
Food Products - 1.8%
Bunge Ltd.	374,799	23,424,938
ConAgra Foods, Inc.	1,095,050	48,795,428
The J.M. Smucker Co.	514,142	65,285,751
		137,506,117
Household Products - 2.6%
Procter & Gamble Co.	2,508,215	200,958,186

TOTAL CONSUMER STAPLES		532,379,913

ENERGY - 13.5%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	2,386,900	115,430,484
Dril-Quip, Inc. (a)	853,430	55,319,333
		170,749,817
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	1,658,300	87,491,908
Cabot Oil & Gas Corp.	2,051,900	48,014,460
Cenovus Energy, Inc.	6,029,800	95,586,771
Chevron Corp.	3,709,814	379,068,794
ConocoPhillips Co.	2,579,800	123,288,642
Diamondback Energy, Inc.	503,600	43,601,688
Phillips 66 Co.	909,800	74,703,678
Whiting Petroleum Corp. (a)(b)	1,943,700	23,324,400
		875,080,341

TOTAL ENERGY		1,045,830,158

FINANCIALS - 28.0%
Banks - 9.1%
Bank of America Corp.	5,467,800	79,611,168
BOK Financial Corp.	21,800	1,311,924
CIT Group, Inc.	1,814,600	62,730,722
Citigroup, Inc.	1,125,000	52,065,000
Comerica, Inc.	65,400	2,903,760
Cullen/Frost Bankers, Inc.	104,600	6,693,354
JPMorgan Chase & Co.	443,900	28,054,480
PNC Financial Services Group, Inc.	1,008,500	88,526,130
Popular, Inc.	1,184,152	35,192,997
U.S. Bancorp	3,300,092	140,880,927
Wells Fargo & Co.	4,170,625	208,447,838
		706,418,300
Capital Markets - 3.4%
Franklin Resources, Inc.	2,029,400	75,777,796
Goldman Sachs Group, Inc.	805,278	132,154,173
State Street Corp.	157,846	9,833,806
The Blackstone Group LP	1,575,000	43,218,000
		260,983,775
Consumer Finance - 3.4%
American Express Co.	584,355	38,234,348
Capital One Financial Corp.	1,594,214	115,405,151
Discover Financial Services	1,977,200	111,257,044
		264,896,543
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	2,118,061	308,135,514
Insurance - 6.6%
AFLAC, Inc.	1,274,381	87,894,058
Allstate Corp.	138,800	9,028,940
Chubb Ltd.	1,266,561	149,276,879
MetLife, Inc.	1,514,249	68,292,630
Reinsurance Group of America, Inc.	955,400	90,973,188
The Travelers Companies, Inc.	944,500	103,800,550
		509,266,245
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	4,565,765	47,575,271
General Growth Properties, Inc.	870,856	24,410,094
		71,985,365
Real Estate Management & Development - 0.6%
Brookfield Asset Management, Inc. Class A	348,600	11,780,218
CBRE Group, Inc. (a)	1,190,929	35,287,226
		47,067,444

TOTAL FINANCIALS		2,168,753,186

HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	1,554,300	60,462,270
Medtronic PLC	1,269,836	100,507,519
The Cooper Companies, Inc.	134,600	20,604,568
Zimmer Biomet Holdings, Inc.	253,900	29,394,003
		210,968,360
Health Care Providers & Services - 0.9%
Aetna, Inc.	349,500	39,238,365
Anthem, Inc.	185,700	26,140,989
		65,379,354
Pharmaceuticals - 7.0%
Allergan PLC (a)	248,100	53,728,536
Jazz Pharmaceuticals PLC (a)	405,595	61,123,167
Johnson & Johnson	2,030,559	227,585,053
Merck & Co., Inc.	1,544,500	84,700,380
Pfizer, Inc.	2,546,598	83,299,221
Shire PLC sponsored ADR (b)	112,500	21,084,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	238,600	12,991,770
		544,512,877

TOTAL HEALTH CARE		820,860,591

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.0%
L-3 Communications Holdings, Inc.	305,762	40,216,876
Raytheon Co.	422,900	53,433,415
United Technologies Corp.	584,300	60,983,391
		154,633,682
Building Products - 0.4%
Allegion PLC	476,626	31,195,172
Construction & Engineering - 1.1%
AECOM (a)	879,683	28,580,901
Jacobs Engineering Group, Inc. (a)	1,333,253	59,436,419
		88,017,320
Industrial Conglomerates - 2.3%
General Electric Co.	5,693,656	175,079,922
Machinery - 2.4%
Caterpillar, Inc.	684,070	53,165,920
Deere & Co.	1,109,100	93,286,401
Flowserve Corp.	723,231	35,300,905
		181,753,226
Road & Rail - 1.0%
CSX Corp.	2,955,441	80,594,876

TOTAL INDUSTRIALS		711,274,198

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	4,430,435	121,792,658
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	3,406,779	59,141,683
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	1,040,725	38,090,535
Semiconductors & Semiconductor Equipment - 4.0%
Marvell Technology Group Ltd.	2,885,600	28,798,288
Maxim Integrated Products, Inc.	1,212,100	43,296,212
Micron Technology, Inc. (a)	2,306,500	24,794,875
NXP Semiconductors NV (a)	751,800	64,113,504
Qualcomm, Inc.	3,016,300	152,383,476
		313,386,355
Software - 0.9%
Oracle Corp.	1,687,400	67,259,764
Technology Hardware, Storage & Peripherals - 2.5%
Hewlett Packard Enterprise Co.	3,436,100	57,245,426
HP, Inc.	6,339,200	77,781,984
Western Digital Corp.	1,370,900	56,021,829
		191,049,239

TOTAL INFORMATION TECHNOLOGY		790,720,234

MATERIALS - 2.7%
Chemicals - 2.0%
Albemarle Corp. U.S.	644,400	42,633,504
CF Industries Holdings, Inc.	672,500	22,239,575
Eastman Chemical Co.	537,200	41,031,336
Methanex Corp. (b)	411,600	14,394,682
The Dow Chemical Co.	692,700	36,442,947
		156,742,044
Containers & Packaging - 0.3%
Ball Corp.	351,401	25,083,003
Metals & Mining - 0.4%
Compass Minerals International, Inc.	374,100	28,042,536

TOTAL MATERIALS		209,867,583

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	3,703,865	143,784,039
Frontier Communications Corp.	5,165,700	28,721,292
Verizon Communications, Inc.	631,700	32,178,798
		204,684,129
UTILITIES - 6.7%
Electric Utilities - 4.0%
Edison International	910,500	64,381,455
Exelon Corp.	1,991,600	69,885,244
NextEra Energy, Inc.	806,400	94,816,512
OGE Energy Corp.	1,036,800	30,678,912
Xcel Energy, Inc.	1,274,700	51,026,241
		310,788,364
Multi-Utilities - 2.7%
CMS Energy Corp.	1,175,300	47,811,204
DTE Energy Co.	861,000	76,766,760
Sempra Energy	795,968	82,263,293
		206,841,257

TOTAL UTILITIES		517,629,621

TOTAL COMMON STOCKS
(Cost $6,685,300,285)		7,389,342,839
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.32% 6/9/16 to 7/7/16(c)
(Cost $5,337,946)	5,340,000	5,338,784
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (d)	377,350,990	$377,350,990
Fidelity Securities Lending Cash Central Fund, 0.42%(d)(e)	22,729,210	22,729,210
TOTAL MONEY MARKET FUNDS
(Cost $400,080,200)		400,080,200
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $7,090,718,431)		7,794,761,823
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(50,098,947)
NET ASSETS - 100%		$7,744,662,876

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
748 ICE Russell 1000 Value Index Contracts (United States)	June 2016	73,984,680	$2,919,481

The face value of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,701,215.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$299,748
Fidelity Securities Lending Cash Central Fund	128,397
Total	$428,145

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$387,343,226	$387,343,226	$--	$--
Consumer Staples	532,379,913	532,379,913	--	--
Energy	1,045,830,158	1,045,830,158	--	--
Financials	2,168,753,186	2,168,753,186	--	--
Health Care	820,860,591	820,860,591	--	--
Industrials	711,274,198	711,274,198	--	--
Information Technology	790,720,234	790,720,234	--	--
Materials	209,867,583	209,867,583	--	--
Telecommunication Services	204,684,129	204,684,129	--	--
Utilities	517,629,621	517,629,621	--	--
U.S. Government and Government Agency Obligations	5,338,784	--	5,338,784	--
Money Market Funds	400,080,200	400,080,200	--	--
Total Investments in Securities:	$7,794,761,823	$7,789,423,039	$5,338,784	$--
Derivative Instruments:
Assets
Futures Contracts	$2,919,481	$2,919,481	$--	$--
Total Assets	$2,919,481	$2,919,481	$--	$--
Total Derivative Instruments:	$2,919,481	$2,919,481	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $7,120,219,644. Net unrealized appreciation aggregated $674,542,179, of which $1,076,001,874 related to appreciated investment securities and $401,459,695 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

April 30, 2016

MCV-QTLY-0616
1.800359.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 1.3%
Delphi Automotive PLC	604,800	$44,531,424
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	801,800	16,444,918
Hotels, Restaurants & Leisure - 2.2%
Royal Caribbean Cruises Ltd.	489,900	37,918,260
Wyndham Worldwide Corp.	485,300	34,432,035
		72,350,295
Household Durables - 1.6%
D.R. Horton, Inc.	98,900	2,972,934
PulteGroup, Inc.	1,913,500	35,189,265
Whirlpool Corp.	87,200	15,185,008
		53,347,207
Media - 2.4%
Interpublic Group of Companies, Inc.	919,300	21,088,742
Liberty Global PLC Class A (a)	272,200	10,270,106
Omnicom Group, Inc.	239,000	19,829,830
Twenty-First Century Fox, Inc. Class A	907,100	27,448,846
		78,637,524
Specialty Retail - 1.3%
GameStop Corp. Class A (b)	1,266,559	41,543,135

TOTAL CONSUMER DISCRETIONARY		306,854,503

CONSUMER STAPLES - 3.0%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	172,100	16,457,923
Food & Staples Retailing - 0.2%
Rite Aid Corp. (a)	764,800	6,156,640
Food Products - 2.3%
ConAgra Foods, Inc.	1,286,500	57,326,440
The J.M. Smucker Co.	143,500	18,221,630
		75,548,070

TOTAL CONSUMER STAPLES		98,162,633

ENERGY - 7.9%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	533,000	25,775,880
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	656,500	35,713,600
Cheniere Energy, Inc. (a)	258,200	10,038,816
Columbia Pipeline Group, Inc.	757,100	19,396,902
EQT Corp.	457,300	32,056,730
Marathon Oil Corp.	912,600	12,858,534
Marathon Petroleum Corp.	201,200	7,862,896
Murphy Oil Corp.	191,200	6,833,488
Newfield Exploration Co. (a)	1,244,300	45,105,875
PDC Energy, Inc. (a)	286,800	18,008,172
QEP Resources, Inc.	1,313,200	23,545,676
Scorpio Tankers, Inc.	3,695,300	23,132,578
Teekay LNG Partners LP	88,000	1,209,120
		235,762,387

TOTAL ENERGY		261,538,267

FINANCIALS - 34.3%
Banks - 5.3%
Comerica, Inc.	339,700	15,082,680
East West Bancorp, Inc.	63,700	2,388,113
Fifth Third Bancorp	1,762,357	32,268,757
Huntington Bancshares, Inc.	887,200	8,925,232
PNC Financial Services Group, Inc.	113,000	9,919,140
Regions Financial Corp.	3,013,500	28,266,630
SunTrust Banks, Inc.	1,264,900	52,796,926
U.S. Bancorp	576,700	24,619,323
		174,266,801
Capital Markets - 2.6%
Ameriprise Financial, Inc.	47,400	4,545,660
Invesco Ltd.	509,500	15,799,595
Northern Trust Corp.	228,600	16,248,888
The Blackstone Group LP	1,744,800	47,877,312
		84,471,455
Consumer Finance - 5.6%
Discover Financial Services	1,869,900	105,219,273
Navient Corp.	1,967,137	26,890,763
Synchrony Financial (a)	1,670,200	51,058,014
		183,168,050
Diversified Financial Services - 0.4%
Voya Financial, Inc.	382,200	12,410,034
Insurance - 7.9%
Allied World Assurance Co. Holdings AG	95,900	3,412,122
Allstate Corp.	358,376	23,312,359
American Financial Group, Inc.	412,100	28,480,231
AmTrust Financial Services, Inc.	633,305	15,737,629
Brown & Brown, Inc.	1,258,200	44,175,402
Chubb Ltd.	473,329	55,786,556
FNF Group	2,077,400	66,269,060
Lincoln National Corp.	158,900	6,904,205
Principal Financial Group, Inc.	394,800	16,850,064
		260,927,628
Real Estate Investment Trusts - 11.7%
American Capital Agency Corp.	447,400	8,218,738
American Tower Corp.	525,600	55,124,928
AvalonBay Communities, Inc.	41,300	7,301,427
EastGroup Properties, Inc.	165,500	9,888,625
Equity Lifestyle Properties, Inc.	617,300	42,278,877
Essex Property Trust, Inc.	159,800	35,227,910
Lamar Advertising Co. Class A	436,700	27,092,868
Mack-Cali Realty Corp.	2,538,500	64,884,060
MFA Financial, Inc.	5,090,500	35,175,355
NorthStar Realty Europe Corp.	1	12
NorthStar Realty Finance Corp.	575,000	7,354,250
Outfront Media, Inc.	1,250,800	27,129,852
Piedmont Office Realty Trust, Inc. Class A	1,320,200	26,285,182
Taubman Centers, Inc.	136,900	9,507,705
Ventas, Inc.	201,000	12,486,120
VEREIT, Inc.	799,400	7,098,672
Welltower, Inc.	137,400	9,538,308
		384,592,889
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	745,400	22,086,202
Realogy Holdings Corp. (a)	145,000	5,182,300
		27,268,502

TOTAL FINANCIALS		1,127,105,359

HEALTH CARE - 7.0%
Health Care Equipment & Supplies - 1.2%
Zimmer Biomet Holdings, Inc.	343,900	39,813,303
Health Care Providers & Services - 1.3%
Cigna Corp.	180,600	25,020,324
Community Health Systems, Inc. (a)	128,400	2,449,872
Laboratory Corp. of America Holdings (a)	125,600	15,740,192
		43,210,388
Pharmaceuticals - 4.5%
Allergan PLC (a)	128,900	27,914,584
Endo International PLC (a)	859,200	23,198,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,749,100	95,238,495
		146,351,479

TOTAL HEALTH CARE		229,375,170

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	500,370	16,707,354
Orbital ATK, Inc.	358,700	31,206,900
		47,914,254
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	516,300	36,641,811
Airlines - 0.2%
JetBlue Airways Corp. (a)	375,000	7,421,250
Commercial Services & Supplies - 0.3%
ADT Corp.	262,000	10,998,760
KAR Auction Services, Inc.	13,300	500,080
		11,498,840
Construction & Engineering - 0.9%
AECOM (a)	902,270	29,314,752
Industrial Conglomerates - 0.5%
Danaher Corp.	172,700	16,708,725
Machinery - 1.8%
AGCO Corp.	107,700	5,758,719
Cummins, Inc.	43,600	5,102,508
Ingersoll-Rand PLC	499,000	32,704,460
Stanley Black & Decker, Inc.	152,200	17,034,224
		60,599,911
Road & Rail - 0.2%
Genesee & Wyoming, Inc. Class A (a)	88,100	5,736,191
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	1,610,600	64,440,106

TOTAL INDUSTRIALS		280,275,840

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	1,282,200	12,321,942
Harris Corp.	132,800	10,625,328
Juniper Networks, Inc.	209,800	4,909,320
		27,856,590
Electronic Equipment & Components - 1.4%
Fitbit, Inc. (b)	796,300	14,532,475
TE Connectivity Ltd.	529,100	31,470,868
		46,003,343
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	557,800	32,558,786
Computer Sciences Corp.	48,500	1,606,805
CSRA, Inc.	149,000	3,868,040
Science Applications International Corp.	659,300	35,002,237
		73,035,868
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	199,600	4,085,812
Lam Research Corp.	260,800	19,925,120
Micron Technology, Inc. (a)	634,600	6,821,950
ON Semiconductor Corp. (a)	1,256,100	11,895,267
		42,728,149
Software - 0.4%
Citrix Systems, Inc. (a)	140,100	11,465,784
Synopsys, Inc. (a)	52,300	2,485,296
		13,951,080
Technology Hardware, Storage & Peripherals - 3.8%
EMC Corp.	2,090,600	54,585,566
NCR Corp. (a)	539,900	15,705,691
SanDisk Corp.	556,700	41,824,871
Western Digital Corp.	314,200	12,839,783
		124,955,911

TOTAL INFORMATION TECHNOLOGY		328,530,941

MATERIALS - 6.9%
Chemicals - 4.6%
CF Industries Holdings, Inc.	1,931,500	63,874,705
Eastman Chemical Co.	490,000	37,426,200
LyondellBasell Industries NV Class A	614,500	50,800,715
		152,101,620
Containers & Packaging - 1.8%
Graphic Packaging Holding Co.	2,449,900	32,534,672
WestRock Co.	616,500	25,800,525
		58,335,197
Metals & Mining - 0.5%
Steel Dynamics, Inc.	638,500	16,096,585

TOTAL MATERIALS		226,533,402

UTILITIES - 11.2%
Electric Utilities - 5.9%
American Electric Power Co., Inc.	578,600	36,741,100
Edison International	586,100	41,443,131
Exelon Corp.	95,900	3,365,131
IDACORP, Inc.	395,500	28,764,715
NextEra Energy, Inc.	72,400	8,512,792
PPL Corp.	1,250,800	47,080,112
Xcel Energy, Inc.	745,200	29,830,356
		195,737,337
Gas Utilities - 1.3%
AGL Resources, Inc.	157,600	10,379,536
Atmos Energy Corp.	297,700	21,598,135
Piedmont Natural Gas Co., Inc.	194,100	11,607,180
		43,584,851
Multi-Utilities - 4.0%
CMS Energy Corp.	457,600	18,615,168
DTE Energy Co.	309,500	27,595,020
NiSource, Inc.	416,300	9,454,173
Public Service Enterprise Group, Inc.	793,600	36,608,768
Sempra Energy	367,400	37,970,790
		130,243,919

TOTAL UTILITIES		369,566,107

TOTAL COMMON STOCKS
(Cost $3,034,616,153)		3,227,942,222

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.38% (c)	63,834,129	63,834,129
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	50,733,991	50,733,991
TOTAL MONEY MARKET FUNDS
(Cost $114,568,120)		114,568,120
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $3,149,184,273)		3,342,510,342
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(52,792,061)
NET ASSETS - 100%		$3,289,718,281

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,025
Fidelity Securities Lending Cash Central Fund	173,370
Total	$208,395

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $3,168,077,039. Net unrealized appreciation aggregated $174,433,303, of which $319,779,159 related to appreciated investment securities and $145,345,856 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Equity-Income Fund

April 30, 2016

EDT-QTLY-0616
1.950996.103

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.5%
Ford Motor Co.	3,932,600	$53,326,056
General Motors Co.	3,778,700	120,162,660
		173,488,716
Hotels, Restaurants & Leisure - 0.5%
Dunkin' Brands Group, Inc.	1,290,300	59,998,950
Household Durables - 0.7%
M.D.C. Holdings, Inc.	1,382,800	34,030,708
Tupperware Brands Corp.	827,900	48,076,153
		82,106,861
Leisure Products - 0.9%
Mattel, Inc.	2,330,900	72,467,681
Polaris Industries, Inc. (a)	298,900	29,256,332
		101,724,013
Media - 1.3%
Comcast Corp. Class A	1,808,103	109,860,338
Time Warner, Inc.	337,200	25,337,208
Viacom, Inc. Class B (non-vtg.)	373,800	15,288,420
		150,485,966
Multiline Retail - 2.1%
Kohl's Corp.	880,835	39,020,991
Macy's, Inc.	1,232,400	48,790,716
Target Corp.	2,034,647	161,754,437
		249,566,144
Specialty Retail - 0.6%
Foot Locker, Inc.	454,500	27,924,480
GNC Holdings, Inc.	1,006,647	24,521,921
L Brands, Inc.	114,500	8,964,205
Stage Stores, Inc. (b)	1,498,981	11,032,500
		72,443,106

TOTAL CONSUMER DISCRETIONARY		889,813,756

CONSUMER STAPLES - 8.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B (c)	208,400	19,929,292
The Coca-Cola Co.	803,300	35,987,840
		55,917,132
Food & Staples Retailing - 3.3%
CVS Health Corp.	2,122,443	213,305,522
Wal-Mart Stores, Inc. (c)	1,256,100	83,995,407
Walgreens Boots Alliance, Inc.	860,935	68,254,927
Whole Foods Market, Inc.	556,800	16,191,744
		381,747,600
Food Products - 1.0%
B&G Foods, Inc. Class A	781,679	32,212,992
Flowers Foods, Inc.	191,600	3,671,056
Sanderson Farms, Inc. (a)	159,300	14,614,182
The Hain Celestial Group, Inc. (d)	179,537	7,515,419
The Hershey Co. (c)	698,800	65,065,268
		123,078,917
Household Products - 3.7%
Procter & Gamble Co. (c)	5,342,900	428,073,148
Personal Products - 0.2%
Avon Products, Inc.	4,826,250	22,731,638

TOTAL CONSUMER STAPLES		1,011,548,435

ENERGY - 12.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	648,900	31,380,804
Halliburton Co.	760,700	31,424,517
National Oilwell Varco, Inc.	298,765	10,767,491
Oceaneering International, Inc.	443,500	16,254,275
Schlumberger Ltd.	864,800	69,478,032
		159,305,119
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	1,561,191	82,368,437
Apache Corp.	2,153,341	117,141,750
Chevron Corp.	5,376,503	549,371,073
ConocoPhillips Co.	281,000	13,428,990
CONSOL Energy, Inc. (a)	2,141,401	32,228,085
Energy Transfer Equity LP	4,170,600	51,840,558
Foresight Energy LP	57,203	111,546
Golar LNG Ltd.	370,554	6,143,785
Kinder Morgan, Inc.	3,472,000	61,662,720
Legacy Reserves LP	2,352,000	7,338,240
MPLX LP	1,412,312	45,462,323
Noble Energy, Inc.	259,100	9,356,101
The Williams Companies, Inc.	6,405,533	124,203,285
Williams Partners LP	4,914,085	148,552,790
		1,249,209,683

TOTAL ENERGY		1,408,514,802

FINANCIALS - 24.2%
Banks - 12.5%
Bank of America Corp.	11,395,900	165,924,304
Comerica, Inc.	1,814,000	80,541,600
First Niagara Financial Group, Inc.	4,309,000	45,503,040
FirstMerit Corp.	1,261,388	27,952,358
Huntington Bancshares, Inc.	540,600	5,438,436
JPMorgan Chase & Co.	5,851,730	369,829,336
KeyCorp	3,551,300	43,645,477
M&T Bank Corp.	1,838,500	217,531,320
Prosperity Bancshares, Inc.	165,300	8,722,881
Regions Financial Corp.	7,876,700	73,883,446
SunTrust Banks, Inc.	2,125,000	88,697,500
U.S. Bancorp	2,662,100	113,645,049
Wells Fargo & Co.	4,428,800	221,351,424
		1,462,666,171
Capital Markets - 4.8%
Apollo Global Management LLC Class A	1,493,800	25,260,158
Apollo Investment Corp. (a)	4,562,319	26,552,697
Ares Capital Corp.	1,732,219	26,312,407
Ares Management LP	567,608	8,235,992
KKR & Co. LP	6,623,874	90,084,686
Morgan Stanley	2,279,400	61,680,564
PJT Partners, Inc. (a)	90,247	2,014,313
State Street Corp.	1,974,900	123,036,270
The Blackstone Group LP	6,819,639	187,130,894
TPG Specialty Lending, Inc.	454,400	7,465,792
		557,773,773
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	285,200	30,473,620
Insurance - 4.3%
Chubb Ltd.	1,418,084	167,135,380
Marsh & McLennan Companies, Inc.	477,900	30,179,385
MetLife, Inc.	4,459,211	201,110,416
Pricoa Global Funding I	1,319,509	102,446,679
		500,871,860
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	1,091,725	20,054,988
American Tower Corp.	148,000	15,522,240
Annaly Capital Management, Inc.	2,262,904	23,579,460
Cousins Properties, Inc.	1,777,800	18,400,230
Crown Castle International Corp.	546,900	47,514,672
Duke Realty LP	1,433,000	31,339,710
First Potomac Realty Trust	1,732,475	14,570,115
Piedmont Office Realty Trust, Inc. Class A	1,332,237	26,524,839
Public Storage	81,200	19,878,572
Sabra Health Care REIT, Inc.	423,700	8,935,833
Two Harbors Investment Corp.	1,850,369	14,488,389
Ventas, Inc.	263,600	16,374,832
		257,183,880
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	1,132,992	14,490,968

TOTAL FINANCIALS		2,823,460,272

HEALTH CARE - 9.3%
Biotechnology - 1.8%
AbbVie, Inc.	1,226,200	74,798,200
Amgen, Inc.	531,177	84,085,319
Gilead Sciences, Inc.	532,600	46,980,646
		205,864,165
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	504,700	30,080,120
Medtronic PLC	2,937,602	232,511,198
St. Jude Medical, Inc.	420,615	32,050,863
		294,642,181
Pharmaceuticals - 5.0%
Johnson & Johnson (c)	3,836,800	430,028,544
Merck & Co., Inc.	1,068,800	58,612,992
Pfizer, Inc.	1,342,977	43,928,778
Teva Pharmaceutical Industries Ltd. sponsored ADR	895,200	48,743,640
		581,313,954

TOTAL HEALTH CARE		1,081,820,300

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.8%
General Dynamics Corp.	433,000	60,845,160
Raytheon Co. (c)	479,900	60,635,365
The Boeing Co.	675,000	90,990,000
United Technologies Corp.	1,118,800	116,769,156
		329,239,681
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	430,517	30,553,791
United Parcel Service, Inc. Class B	2,852,700	299,733,189
		330,286,980
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	1,446,700	54,395,920
Progressive Waste Solution Ltd. (Canada)	416,300	13,397,780
Republic Services, Inc.	159,807	7,522,115
		75,315,815
Electrical Equipment - 1.3%
Eaton Corp. PLC	1,246,500	78,866,055
Emerson Electric Co.	1,215,940	66,426,802
		145,292,857
Industrial Conglomerates - 3.1%
General Electric Co. (c)	11,558,936	355,437,282
Machinery - 0.2%
Cummins, Inc.	216,900	25,383,807
Road & Rail - 0.1%
Norfolk Southern Corp.	143,500	12,930,785

TOTAL INDUSTRIALS		1,273,887,207

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.4%
Cisco Systems, Inc.	10,411,649	286,216,231
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	568,308	33,802,960
Internet Software & Services - 0.3%
Yahoo!, Inc. (d)	982,600	35,963,160
IT Services - 2.2%
First Data Corp. Class A (d)	4,625,200	52,681,028
IBM Corp.	989,845	144,457,979
Paychex, Inc. (c)	1,068,138	55,671,353
		252,810,360
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc. (c)	4,102,771	83,983,722
Maxim Integrated Products, Inc.	1,345,500	48,061,260
Qualcomm, Inc.	2,957,681	149,422,044
		281,467,026
Software - 0.6%
Microsoft Corp.	1,410,900	70,361,583
SS&C Technologies Holdings, Inc.	96,000	5,870,400
		76,231,983
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	831,100	77,907,314
EMC Corp.	5,286,900	138,040,959
Seagate Technology LLC	566,200	12,326,174
		228,274,447

TOTAL INFORMATION TECHNOLOGY		1,194,766,167

MATERIALS - 1.9%
Chemicals - 1.2%
CF Industries Holdings, Inc.	966,900	31,975,383
LyondellBasell Industries NV Class A	472,000	39,020,240
The Dow Chemical Co.	1,286,200	67,666,982
Tronox Ltd. Class A	793,800	5,778,864
		144,441,469
Containers & Packaging - 0.7%
Packaging Corp. of America	564,200	36,605,296
WestRock Co.	1,004,200	42,025,770
		78,631,066

TOTAL MATERIALS		223,072,535

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
AT&T, Inc. (c)	7,013,408	272,260,499
Verizon Communications, Inc.	4,883,339	248,757,289
		521,017,788
UTILITIES - 5.5%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	423,201	26,873,264
Entergy Corp.	736,200	55,347,516
Exelon Corp.	5,976,600	209,718,894
FirstEnergy Corp.	328,100	10,692,779
PPL Corp.	3,783,800	142,422,232
Southern Co. (c)	2,675,238	134,029,424
Xcel Energy, Inc.	454,400	18,189,632
		597,273,741
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	2,029,700	43,537,065

TOTAL UTILITIES		640,810,806

TOTAL COMMON STOCKS
(Cost $10,447,930,312)		11,068,712,068

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.38% (e)	746,557,459	746,557,459
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	15,666,085	15,666,085
TOTAL MONEY MARKET FUNDS
(Cost $762,223,544)		762,223,544
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $11,210,153,856)		11,830,935,612
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(168,666,335)
NET ASSETS - 100%		$11,662,269,277

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Applied Materials, Inc.	7/15/16 - $22.00	20,508	$1,259,680	$(779,304)
AT&T, Inc.	6/17/16 - $40.00	23,620	472,389	(708,600)
General Electric Co.	6/17/16 - $31.00	38,126	2,297,128	(2,173,182)
Johnson & Johnson	6/17/16 - $115.00	9,566	851,355	(640,922)
Molson Coors Brewing Co.	6/17/16 - $97.50	674	173,888	(151,650)
Paychex, Inc.	9/16/16 - $55.00	5,324	411,375	(425,920)
Procter & Gamble Co.	7/15/16 - $85.00	17,620	387,631	(625,510)
Raytheon Co.	5/20/16 - $130.00	2,150	677,410	(164,475)
Southern Co.	8/19/16 - $52.50	19,258	560,973	(799,207)
The Hershey Co.	5/20/16 - $95.00	1,381	261,004	(104,266)
The Hershey Co.	6/17/16 - $95.00	816	44,879	(106,080)
Wal-Mart Stores, Inc.	5/20/16 - $67.50	3,104	453,112	(297,984)
Wal-Mart Stores, Inc.	5/20/16 - $70.00	4,132	376,570	(103,300)
TOTAL WRITTEN OPTIONS			$8,227,394	$(7,080,400)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $725,982,713.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$328,853
Fidelity Securities Lending Cash Central Fund	161,118
Total	$489,971

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stage Stores, Inc.	$12,441,542	$--	$--	$224,847	$11,032,500
Total	$12,441,542	$--	$--	$224,847	$11,032,500

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$889,813,756	$889,813,756	$--	$--
Consumer Staples	1,011,548,435	1,011,548,435	--	--
Energy	1,408,514,802	1,408,514,802	--	--
Financials	2,823,460,272	2,823,460,272	--	--
Health Care	1,081,820,300	1,081,820,300	--	--
Industrials	1,273,887,207	1,273,887,207	--	--
Information Technology	1,194,766,167	1,194,766,167	--	--
Materials	223,072,535	223,072,535	--	--
Telecommunication Services	521,017,788	521,017,788	--	--
Utilities	640,810,806	640,810,806	--	--
Money Market Funds	762,223,544	762,223,544	--	--
Total Investments in Securities:	$11,830,935,612	$11,830,935,612	$--	$--
Derivative Instruments:
Liabilities
Written Options	$(7,080,400)	$(7,080,400)	$--	$--
Total Liabilities	$(7,080,400)	$(7,080,400)	$--	$--
Total Derivative Instruments:	$(7,080,400)	$(7,080,400)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $11,267,875,587. Net unrealized appreciation aggregated $563,060,025, of which $1,354,541,847 related to appreciated investment securities and $791,481,822 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

April 30, 2016

ASE-QTLY-0616
1.884782.104

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.5%
Delphi Automotive PLC	259,936	$19,139,088
Visteon Corp.	357,018	28,443,624
		47,582,712
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	3,179,445	70,106,762
Las Vegas Sands Corp.	767,600	34,657,140
McDonald's Corp.	35,800	4,528,342
Starbucks Corp.	1,569,938	88,277,614
		197,569,858
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	273,860	180,635,317
Leisure Products - 0.1%
Mattel, Inc.	255,200	7,934,168
Media - 2.5%
Charter Communications, Inc. Class A (a)(b)	516,200	109,558,288
Interpublic Group of Companies, Inc.	90,000	2,064,600
The Walt Disney Co.	1,277,300	131,893,998
		243,516,886
Specialty Retail - 4.2%
AutoZone, Inc. (a)	81,794	62,591,223
Home Depot, Inc.	1,050,659	140,672,734
L Brands, Inc.	975,372	76,361,874
Ross Stores, Inc.	1,304,279	74,056,962
TJX Companies, Inc.	744,998	56,485,748
		410,168,541
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. Class B	1,630,784	96,118,409
VF Corp.	1,226,651	77,340,346
		173,458,755

TOTAL CONSUMER DISCRETIONARY		1,260,866,237

CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	236,804	36,955,632
Monster Beverage Corp.	215,050	31,014,511
The Coca-Cola Co.	2,849,192	127,643,802
		195,613,945
Food & Staples Retailing - 2.2%
CVS Health Corp.	1,039,981	104,518,091
Kroger Co.	1,610,500	56,995,595
Sprouts Farmers Market LLC (a)	320,000	8,982,400
Wal-Mart Stores, Inc.	116,200	7,770,294
Walgreens Boots Alliance, Inc.	245,229	19,441,755
Whole Foods Market, Inc.	497,800	14,476,024
		212,184,159
Food Products - 0.6%
Mead Johnson Nutrition Co. Class A	397,800	34,668,270
The Hershey Co.	215,300	20,046,583
		54,714,853
Household Products - 1.0%
Colgate-Palmolive Co.	1,446,584	102,591,737
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	320,200	30,697,574
Nu Skin Enterprises, Inc. Class A (b)	255,285	10,407,969
		41,105,543
Tobacco - 3.0%
Altria Group, Inc.	1,815,430	113,845,615
Philip Morris International, Inc.	1,878,498	184,318,224
		298,163,839

TOTAL CONSUMER STAPLES		904,374,076

ENERGY - 6.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,103,200	53,350,752
Halliburton Co.	125,240	5,173,664
Oceaneering International, Inc.	228,500	8,374,525
Schlumberger Ltd.	979,700	78,709,098
		145,608,039
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	944,581	49,836,094
Apache Corp.	719,300	39,129,920
Cabot Oil & Gas Corp.	863,200	20,198,880
Chevron Corp.	624,229	63,783,719
Cimarex Energy Co.	390,993	42,571,318
Cobalt International Energy, Inc. (a)	1,208,100	3,902,163
Columbia Pipeline Group, Inc.	413,100	10,583,622
ConocoPhillips Co.	532,900	25,467,291
CONSOL Energy, Inc.	535,200	8,054,760
Devon Energy Corp.	776,500	26,929,020
EOG Resources, Inc.	397,700	32,857,974
Exxon Mobil Corp.	470,824	41,620,842
Gulfport Energy Corp. (a)	297,700	9,318,010
Newfield Exploration Co. (a)	338,800	12,281,500
Noble Energy, Inc.	1,099,224	39,692,979
Phillips 66 Co.	653,800	53,683,518
Pioneer Natural Resources Co.	204,600	33,984,060
SM Energy Co.	497,500	15,502,100
		529,397,770

TOTAL ENERGY		675,005,809

FINANCIALS - 16.8%
Banks - 5.4%
Bank of America Corp.	6,812,687	99,192,723
Citigroup, Inc.	1,772,584	82,035,188
Comerica, Inc.	750,574	33,325,486
Huntington Bancshares, Inc.	3,941,757	39,654,075
JPMorgan Chase & Co.	1,031,034	65,161,349
M&T Bank Corp.	519,500	61,467,240
Regions Financial Corp.	2,874,000	26,958,120
Synovus Financial Corp.	576,551	17,965,329
U.S. Bancorp	2,009,078	85,767,540
Zions Bancorporation	556,900	15,325,888
		526,852,938
Capital Markets - 1.7%
Bank of New York Mellon Corp.	462,900	18,627,096
BlackRock, Inc. Class A	112,318	40,022,273
E*TRADE Financial Corp. (a)	1,025,252	25,815,845
Goldman Sachs Group, Inc.	365,400	59,965,794
Northern Trust Corp.	306,900	21,814,452
		166,245,460
Consumer Finance - 2.7%
Capital One Financial Corp.	2,645,505	191,508,107
Discover Financial Services	285,000	16,036,950
Navient Corp.	1,853,846	25,342,075
SLM Corp. (a)	3,879,546	26,264,526
		259,151,658
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc.:
Class A (a)	157	34,383,000
Class B (a)	390,803	56,854,020
Broadcom Ltd.	352,400	51,362,300
CME Group, Inc.	387,200	35,587,552
		178,186,872
Insurance - 2.0%
Chubb Ltd.	840,454	99,055,908
Marsh & McLennan Companies, Inc.	1,162,500	73,411,875
MetLife, Inc.	255,441	11,520,389
Unum Group	380,100	13,003,221
		196,991,393
Real Estate Investment Trusts - 2.8%
American Tower Corp.	347,600	36,456,288
Boston Properties, Inc.	288,400	37,163,224
Digital Realty Trust, Inc.	213,300	18,766,134
Duke Realty LP	1,909,600	41,762,952
Equinix, Inc.	72,000	23,785,200
Equity Lifestyle Properties, Inc.	391,500	26,813,835
Extra Space Storage, Inc.	491,900	41,786,905
Senior Housing Properties Trust (SBI)	941,200	16,546,296
The Macerich Co.	100,000	7,608,000
VEREIT, Inc.	2,717,800	24,134,064
		274,822,898
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,384,500	41,022,735
The RMR Group, Inc. (a)	523	13,033
		41,035,768

TOTAL FINANCIALS		1,643,286,987

HEALTH CARE - 13.5%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	210,600	29,332,368
Amgen, Inc.	611,165	96,747,420
Biogen, Inc. (a)	207,524	57,067,025
BioMarin Pharmaceutical, Inc. (a)	199,800	16,919,064
Celgene Corp. (a)	579,700	59,946,777
Gilead Sciences, Inc.	716,192	63,175,296
Regeneron Pharmaceuticals, Inc. (a)	79,900	30,099,129
		353,287,079
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	1,333,100	51,857,590
Boston Scientific Corp. (a)	4,679,900	102,583,408
Edwards Lifesciences Corp. (a)	367,300	39,010,933
Intuitive Surgical, Inc. (a)	61,100	38,270,596
Medtronic PLC	1,668,478	132,060,034
The Cooper Companies, Inc.	204,415	31,291,848
		395,074,409
Health Care Providers & Services - 2.8%
Anthem, Inc.	50,000	7,038,500
Cigna Corp.	440,334	61,003,872
Henry Schein, Inc. (a)	260,787	43,994,767
McKesson Corp.	267,454	44,884,130
UnitedHealth Group, Inc.	764,400	100,656,192
Universal Health Services, Inc. Class B	86,200	11,523,216
		269,100,677
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	668,000	27,334,560
Thermo Fisher Scientific, Inc.	357,700	51,598,225
		78,932,785
Pharmaceuticals - 2.3%
Allergan PLC (a)	291,404	63,106,450
Bristol-Myers Squibb Co.	1,767,900	127,607,022
Pfizer, Inc.	1,084,209	35,464,476
		226,177,948

TOTAL HEALTH CARE		1,322,572,898

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	81,943	2,736,077
General Dynamics Corp.	426,700	59,959,884
Honeywell International, Inc.	736,705	84,183,280
Northrop Grumman Corp.	242,300	49,976,798
Raytheon Co.	364,400	46,041,940
United Technologies Corp.	595,948	62,199,093
		305,097,072
Airlines - 0.6%
Southwest Airlines Co.	1,383,800	61,731,318
Building Products - 0.5%
A.O. Smith Corp.	595,800	46,007,676
Construction & Engineering - 0.7%
AECOM (a)	2,015,400	65,480,346
Electrical Equipment - 0.6%
AMETEK, Inc.	1,151,900	55,394,871
Industrial Conglomerates - 2.3%
Danaher Corp.	841,496	81,414,738
General Electric Co.	4,754,700	146,207,025
		227,621,763
Machinery - 1.0%
IDEX Corp.	472,400	38,689,560
Wabtec Corp.	761,300	63,134,609
		101,824,169
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	658,050	54,539,184
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	1,438,100	43,833,288
HD Supply Holdings, Inc. (a)	1,527,400	52,359,272
		96,192,560

TOTAL INDUSTRIALS		1,013,888,959

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	133,500	4,059,735
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	188,700	4,519,365
Internet Software & Services - 5.5%
Alphabet, Inc. Class C	429,366	297,554,932
Facebook, Inc. Class A (a)	1,305,400	153,488,932
LinkedIn Corp. Class A (a)	52,300	6,553,713
Rackspace Hosting, Inc. (a)	172,729	3,950,312
Twitter, Inc. (a)	228,300	3,337,746
Yahoo!, Inc. (a)	1,997,500	73,108,500
		537,994,135
IT Services - 2.1%
Alliance Data Systems Corp. (a)	45,400	9,230,274
Cognizant Technology Solutions Corp. Class A (a)	620,900	36,241,933
Fidelity National Information Services, Inc.	84,100	5,533,780
Global Payments, Inc.	758,700	54,762,966
PayPal Holdings, Inc. (a)	574,900	22,524,582
Sabre Corp.	1,211,443	35,071,275
The Western Union Co.	209,000	4,180,000
Vantiv, Inc. (a)	212,700	11,600,658
Visa, Inc. Class A	338,400	26,138,016
		205,283,484
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	453,500	9,283,145
Marvell Technology Group Ltd.	3,897,242	38,894,475
Maxim Integrated Products, Inc.	333,600	11,916,192
Micron Technology, Inc. (a)	1,086,700	11,682,025
NVIDIA Corp.	439,580	15,618,277
ON Semiconductor Corp. (a)	2,460,000	23,296,200
Qorvo, Inc. (a)	2,366,398	106,558,902
Qualcomm, Inc.	514,600	25,997,592
		243,246,808
Software - 5.0%
Activision Blizzard, Inc.	1,101,900	37,982,493
Adobe Systems, Inc. (a)	402,300	37,904,706
Autodesk, Inc. (a)	2,495,676	149,291,338
Electronic Arts, Inc. (a)	635,400	39,299,490
Microsoft Corp.	2,489,000	124,126,430
Oracle Corp.	287,500	11,459,750
Salesforce.com, Inc. (a)	1,124,363	85,226,715
Tableau Software, Inc. (a)	31,600	1,633,720
Workday, Inc. Class A (a)	79,700	5,975,906
		492,900,548
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	2,305,942	216,159,003
EMC Corp.	1,557,600	40,668,936
HP, Inc.	4,113,200	50,468,964
SanDisk Corp.	64,000	4,808,320
Western Digital Corp.	75,900	3,101,654
		315,206,877

TOTAL INFORMATION TECHNOLOGY		1,803,210,952

MATERIALS - 3.2%
Chemicals - 2.3%
CF Industries Holdings, Inc.	453,200	14,987,324
E.I. du Pont de Nemours & Co.	1,080,225	71,197,630
Eastman Chemical Co.	418,703	31,980,535
Ecolab, Inc.	324,200	37,276,516
PPG Industries, Inc.	349,800	38,614,422
W.R. Grace & Co.	380,600	29,184,408
		223,240,835
Construction Materials - 0.3%
Eagle Materials, Inc.	339,000	25,126,680
Containers & Packaging - 0.6%
Ball Corp.	30,000	2,141,400
Graphic Packaging Holding Co.	1,927,000	25,590,560
WestRock Co.	810,170	33,905,615
		61,637,575

TOTAL MATERIALS		310,005,090

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,754,400	68,105,808
Level 3 Communications, Inc. (a)	535,230	27,971,120
SBA Communications Corp. Class A (a)	226,400	23,328,256
Verizon Communications, Inc.	1,816,993	92,557,623
Zayo Group Holdings, Inc. (a)	42,300	1,098,108
		213,060,915
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	410,763	16,134,771
Telephone & Data Systems, Inc.	252,108	7,454,834
		23,589,605

TOTAL TELECOMMUNICATION SERVICES		236,650,520

UTILITIES - 3.3%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	319,972	20,318,222
Edison International	397,873	28,133,600
Exelon Corp.	1,254,500	44,020,405
FirstEnergy Corp.	275,500	8,978,545
NextEra Energy, Inc.	504,400	59,307,352
OGE Energy Corp.	272,385	8,059,872
PG&E Corp.	364,067	21,188,699
PPL Corp.	646,600	24,338,024
		214,344,719
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	588,500	9,286,530
NRG Energy, Inc.	859,118	12,972,682
		22,259,212
Multi-Utilities - 0.9%
Dominion Resources, Inc.	438,000	31,303,860
NiSource, Inc.	478,336	10,863,011
Sempra Energy	440,044	45,478,547
		87,645,418

TOTAL UTILITIES		324,249,349

TOTAL COMMON STOCKS
(Cost $7,719,260,581)		9,494,110,877
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.17% 6/30/16 (c)
(Cost $10,936,992)	10,940,000	10,937,199
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.38% (d)	293,732,041	$293,732,041
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	107,886,325	107,886,325
TOTAL MONEY MARKET FUNDS
(Cost $401,618,366)		401,618,366
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $8,131,815,939)		9,906,666,442
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(115,405,772)
NET ASSETS - 100%		$9,791,260,670

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
765 CME E-mini S&P 500 Index Contracts (United States)	June 2016	78,760,575	$2,164,358

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,629,071.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$237,880
Fidelity Securities Lending Cash Central Fund	420,514
Total	$658,394

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,260,866,237	$1,260,866,237	$--	$--
Consumer Staples	904,374,076	904,374,076	--	--
Energy	675,005,809	675,005,809	--	--
Financials	1,643,286,987	1,643,286,987	--	--
Health Care	1,322,572,898	1,322,572,898	--	--
Industrials	1,013,888,959	1,013,888,959	--	--
Information Technology	1,803,210,952	1,803,210,952	--	--
Materials	310,005,090	310,005,090	--	--
Telecommunication Services	236,650,520	236,650,520	--	--
Utilities	324,249,349	324,249,349	--	--
U.S. Government and Government Agency Obligations	10,937,199	--	10,937,199	--
Money Market Funds	401,618,366	401,618,366	--	--
Total Investments in Securities:	$9,906,666,442	$9,895,729,243	$10,937,199	$--
Derivative Instruments:
Assets
Futures Contracts	$2,164,358	$2,164,358	$--	$--
Total Assets	$2,164,358	$2,164,358	$--	$--
Total Derivative Instruments:	$2,164,358	$2,164,358	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $8,158,700,877. Net unrealized appreciation aggregated $1,747,965,565, of which $2,076,745,293 related to appreciated investment securities and $328,779,728 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

April 30, 2016

EQU-QTLY-0616
1.800336.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 1.5%
Ford Motor Co.	2,509,300	$34,026
General Motors Co.	2,519,200	80,111
		114,137
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	49,100	874
Dunkin' Brands Group, Inc.	850,900	39,567
Whitbread PLC	185,828	10,513
		50,954
Household Durables - 0.7%
M.D.C. Holdings, Inc.	907,800	22,341
Tupperware Brands Corp.	553,800	32,159
		54,500
Leisure Products - 0.8%
Mattel, Inc.	1,452,200	45,149
Polaris Industries, Inc.	190,800	18,676
		63,825
Media - 1.7%
Comcast Corp. Class A	1,114,194	67,698
Daiichikosho Co. Ltd.	736,000	30,854
ITV PLC	5,871,300	19,320
Time Warner, Inc.	221,300	16,628
		134,500
Multiline Retail - 1.9%
Kohl's Corp.	583,024	25,828
Macy's, Inc.	797,000	31,553
Target Corp.	1,171,509	93,135
		150,516
Specialty Retail - 0.7%
Foot Locker, Inc.	295,200	18,137
GNC Holdings, Inc.	641,743	15,633
L Brands, Inc.	72,500	5,676
Lewis Group Ltd.	2,117,300	7,141
Stage Stores, Inc. (a)	1,009,700	7,431
		54,018

TOTAL CONSUMER DISCRETIONARY		622,450

CONSUMER STAPLES - 8.6%
Beverages - 0.5%
Molson Coors Brewing Co. Class B (b)	126,195	12,068
The Coca-Cola Co.	531,000	23,789
		35,857
Food & Staples Retailing - 3.3%
CVS Health Corp.	1,337,100	134,379
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	7,776
Wal-Mart Stores, Inc. (b)	917,891	61,379
Walgreens Boots Alliance, Inc.	571,720	45,326
Whole Foods Market, Inc.	375,300	10,914
		259,774
Food Products - 1.2%
B&G Foods, Inc. Class A	543,667	22,405
Flowers Foods, Inc.	123,400	2,364
Hilton Food Group PLC	1,240,932	10,208
Sanderson Farms, Inc. (a)	107,900	9,899
The Hain Celestial Group, Inc. (c)	115,700	4,843
The Hershey Co. (b)	482,300	44,907
		94,626
Household Products - 3.4%
Procter & Gamble Co. (b)	3,296,697	264,131
Personal Products - 0.2%
Avon Products, Inc.	3,101,948	14,610

TOTAL CONSUMER STAPLES		668,998

ENERGY - 11.4%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	411,800	19,915
Halliburton Co.	482,700	19,940
National Oilwell Varco, Inc.	141,024	5,083
Oceaneering International, Inc.	240,300	8,807
Schlumberger Ltd.	351,200	28,215
		81,960
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	470,932	24,846
Apache Corp.	956,001	52,006
Avance Gas Holding Ltd. (a)	704,922	4,806
BW LPG Ltd.	1,270,674	7,638
Cameco Corp.	463,900	5,805
Chevron Corp.	3,110,672	317,853
ConocoPhillips Co.	178,000	8,507
CONSOL Energy, Inc. (a)	1,336,034	20,107
Energy Transfer Equity LP	2,369,000	29,447
Foresight Energy LP	58,801	115
Golar LNG Ltd.	259,400	4,301
Imperial Oil Ltd.	172,400	5,717
Kinder Morgan, Inc.	2,085,100	37,031
Legacy Reserves LP	1,845,900	5,759
MPLX LP	909,611	29,280
Noble Energy, Inc.	170,600	6,160
Suncor Energy, Inc.	2,597,200	76,237
The Williams Companies, Inc.	3,991,543	77,396
Williams Partners LP	3,011,569	91,040
		804,051

TOTAL ENERGY		886,011

FINANCIALS - 23.8%
Banks - 12.1%
Bank of America Corp.	7,494,500	109,120
Comerica, Inc.	985,472	43,755
First Niagara Financial Group, Inc.	2,736,500	28,897
FirstMerit Corp.	1,023,226	22,675
Huntington Bancshares, Inc.	342,200	3,443
JPMorgan Chase & Co.	4,483,582	283,362
KeyCorp	2,363,800	29,051
Lakeland Financial Corp.	238,400	11,274
Lloyds Banking Group PLC	6,113,600	6,001
M&T Bank Corp.	908,778	107,527
Prosperity Bancshares, Inc.	105,700	5,578
Regions Financial Corp.	5,292,200	49,641
Standard Chartered PLC (United Kingdom)	1,377,372	11,111
SunTrust Banks, Inc.	1,421,700	59,342
U.S. Bancorp	1,690,922	72,185
Wells Fargo & Co.	2,062,450	103,081
		946,043
Capital Markets - 5.0%
Apollo Global Management LLC Class A	280,300	4,740
Apollo Investment Corp.	2,715,552	15,805
Ares Capital Corp.	1,077,074	16,361
Ares Management LP	418,215	6,068
AURELIUS AG	261,970	15,664
KKR & Co. LP	6,599,965	89,760
Morgan Stanley	1,125,331	30,451
PJT Partners, Inc. (a)	55,588	1,241
State Street Corp.	1,320,499	82,267
The Blackstone Group LP	4,266,632	117,076
TPG Specialty Lending, Inc.	363,219	5,968
		385,401
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	13,870
Diversified Financial Services - 0.4%
McGraw Hill Financial, Inc.	308,500	32,963
Insurance - 3.8%
Chubb Ltd.	930,800	109,704
Marsh & McLennan Companies, Inc.	303,300	19,153
MetLife, Inc.	2,662,138	120,062
Pricoa Global Funding I	625,677	48,578
		297,497
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	656,863	12,067
American Tower Corp.	95,500	10,016
Annaly Capital Management, Inc.	1,263,313	13,164
Cousins Properties, Inc.	1,292,400	13,376
Crown Castle International Corp.	361,400	31,398
Duke Realty LP	933,700	20,420
First Potomac Realty Trust	1,623,825	13,656
Piedmont Office Realty Trust, Inc. Class A	903,400	17,987
Public Storage	53,100	12,999
Sabra Health Care REIT, Inc.	256,800	5,416
Two Harbors Investment Corp.	1,093,878	8,565
Ventas, Inc.	220,003	13,667
		172,731
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	839,827	10,741

TOTAL FINANCIALS		1,859,246

HEALTH CARE - 10.3%
Biotechnology - 1.4%
AbbVie, Inc.	687,600	41,944
Amgen, Inc.	232,000	36,726
Gilead Sciences, Inc.	304,300	26,842
		105,512
Health Care Equipment & Supplies - 2.3%
Dentsply Sirona, Inc.	269,600	16,068
Hoya Corp.	633,500	24,259
Medtronic PLC	1,514,356	119,861
St. Jude Medical, Inc.	273,377	20,831
		181,019
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (c)	468	2
Pharmaceuticals - 6.6%
Astellas Pharma, Inc.	1,918,500	25,866
GlaxoSmithKline PLC	3,366,700	71,955
Johnson & Johnson (b)	2,423,148	271,586
Merck & Co., Inc.	704,600	38,640
Pfizer, Inc.	865,379	28,307
Sanofi SA	266,494	21,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,057,400	57,575
		515,895

TOTAL HEALTH CARE		802,428

INDUSTRIALS - 11.6%
Aerospace & Defense - 3.0%
General Dynamics Corp.	286,400	40,245
Raytheon Co. (b)	319,500	40,369
The Boeing Co.	400,200	53,947
United Technologies Corp.	963,420	100,552
		235,113
Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	292,256	20,741
PostNL NV (c)	6,762,100	29,578
United Parcel Service, Inc. Class B	1,849,473	194,324
		244,643
Airlines - 0.2%
Copa Holdings SA Class A	273,800	17,455
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	846,400	31,825
Progressive Waste Solution Ltd. (Canada)	265,000	8,528
Republic Services, Inc.	110,767	5,214
		45,567
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	18,000	750
Electrical Equipment - 1.4%
Eaton Corp. PLC	753,400	47,668
Emerson Electric Co.	1,087,487	59,409
		107,077
Industrial Conglomerates - 3.0%
General Electric Co. (b)	6,895,555	212,038
Roper Technologies, Inc.	138,000	24,300
		236,338
Machinery - 0.2%
Cummins, Inc.	94,900	11,106
Road & Rail - 0.1%
Norfolk Southern Corp.	90,800	8,182

TOTAL INDUSTRIALS		906,231

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	6,550,986	180,087
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	345,732	20,564
Internet Software & Services - 0.3%
Yahoo!, Inc. (c)	615,600	22,531
IT Services - 2.1%
First Data Corp. (d)	2,935,936	33,440
First Data Corp. Class A (c)	228,400	2,601
IBM Corp.	628,834	91,772
Paychex, Inc. (b)	709,957	37,003
		164,816
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc. (b)	2,670,882	54,673
Maxim Integrated Products, Inc.	896,500	32,023
Qualcomm, Inc.	1,936,916	97,853
		184,549
Software - 1.2%
Micro Focus International PLC	1,788,200	39,950
Microsoft Corp.	973,216	48,534
SS&C Technologies Holdings, Inc.	60,800	3,718
		92,202
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	549,200	51,482
EMC Corp.	3,576,700	93,388
Seagate Technology LLC	371,500	8,088
		152,958

TOTAL INFORMATION TECHNOLOGY		817,707

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	317,900	26,281
Potash Corp. of Saskatchewan, Inc.	1,188,300	21,025
Syngenta AG sponsored ADR	16,400	1,321
The Dow Chemical Co.	840,500	44,219
Tronox Ltd. Class A	660,135	4,806
		97,652
Containers & Packaging - 0.6%
Packaging Corp. of America	322,100	20,898
WestRock Co.	561,000	23,478
		44,376

TOTAL MATERIALS		142,028

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.2%
AT&T, Inc. (b)	4,563,689	177,162
Verizon Communications, Inc.	2,948,760	150,210
		327,372
Wireless Telecommunication Services - 0.1%
KDDI Corp.	341,100	9,826

TOTAL TELECOMMUNICATION SERVICES		337,198

UTILITIES - 5.4%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	285,682	18,141
Entergy Corp.	466,400	35,064
Exelon Corp.	3,977,100	139,556
FirstEnergy Corp.	208,400	6,792
NextEra Energy, Inc.	32,511	3,823
PPL Corp.	2,410,600	90,735
Southern Co. (b)	1,660,777	83,205
Xcel Energy, Inc.	311,000	12,449
		389,765
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	1,381,600	29,635

TOTAL UTILITIES		419,400

TOTAL COMMON STOCKS
(Cost $6,779,152)		7,461,697

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
AmSurg Corp. Series A-1, 5.25% (c)	15,850	2,402
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	3,263	2,648
Teva Pharmaceutical Industries Ltd. 7%	2,650	2,388
		5,036

TOTAL HEALTH CARE		7,438

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	59,300	4,021
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	57,200	3,715
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)	62,100	4,048

TOTAL UTILITIES		7,763

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,965)		19,222
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.4%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	2,101	1,970
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	12,160	10,450
		12,420
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	6,840	7,169
Internet Software & Services - 0.0%
Twitter, Inc. 1% 9/15/21	4,470	3,752
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV 1% 12/1/19	3,640	4,122
TOTAL INFORMATION TECHNOLOGY		15,043

TOTAL CONVERTIBLE BONDS		27,463

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Altice SA 7.625% 2/15/25 (d)	4,015	3,879
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)(e)	3,860	4,005
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (f)	7,720	1
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	2,690	2,657

TOTAL NONCONVERTIBLE BONDS		10,542

TOTAL CORPORATE BONDS
(Cost $46,167)		38,005
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.38% (g)	313,548,657	313,549
Fidelity Securities Lending Cash Central Fund, 0.42% (g)(h)	24,702,941	24,703
TOTAL MONEY MARKET FUNDS
(Cost $338,252)		338,252
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $7,182,536)		7,857,176
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(58,704)
NET ASSETS - 100%		$7,798,472

Written Options

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Applied Materials, Inc.	7/15/16 - $22.00	13,351	$820	$(507)
AT&T, Inc.	6/17/16 - $40.00	15,369	307	(461)
General Electric Co.	6/17/16 - $31.00	22,745	1,370	(1,296)
Johnson & Johnson	6/17/16 - $115.00	6,041	538	(405)
Molson Coors Brewing Co.	6/17/16 - $97.50	408	105	(92)
Paychex, Inc.	9/16/16 - $55.00	3,538	273	(283)
Procter & Gamble Co.	7/15/16 - $85.00	10,873	239	(386)
Raytheon Co.	5/20/16 - $130.00	1,440	454	(110)
Southern Co.	8/19/16 - $52.50	11,955	348	(496)
The Hershey Co.	5/20/16 - $95.00	942	178	(71)
The Hershey Co.	6/17/16 - $95.00	563	31	(73)
Wal-Mart Stores, Inc.	5/20/16 - $67.50	2,269	331	(218)
Wal-Mart Stores, Inc.	5/20/16 - $70.00	3,020	275	(76)
TOTAL WRITTEN OPTIONS			$5,269	$(4,474)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $461,566,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,774,000 or 0.7% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$143
Fidelity Securities Lending Cash Central Fund	165
Total	$308

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$622,450	$590,722	$31,728	$--
Consumer Staples	668,998	668,998	--	--
Energy	886,011	886,011	--	--
Financials	1,859,246	1,853,245	6,001	--
Health Care	809,866	665,820	144,046	--
Industrials	906,231	906,231	--	--
Information Technology	817,707	817,707	--	--
Materials	142,028	142,028	--	--
Telecommunication Services	341,219	331,393	9,826	--
Utilities	427,163	423,115	4,048	--
Corporate Bonds	38,005	--	38,005	--
Money Market Funds	338,252	338,252	--	--
Total Investments in Securities:	$7,857,176	$7,623,522	$233,654	$--
Derivative Instruments:
Liabilities
Written Options	$(4,474)	$(4,474)	$--	$--
Total Liabilities	$(4,474)	$(4,474)	$--	$--
Total Derivative Instruments:	$(4,474)	$(4,474)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$154,973

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $7,230,257,000. Net unrealized appreciation aggregated $626,919,000, of which $1,248,312,000 related to appreciated investment securities and $621,393,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

April 30, 2016

LCV-QTLY-0616
1.800356.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.6%
Delphi Automotive PLC	62,800	$4,623,964
Household Durables - 0.9%
Whirlpool Corp.	36,800	6,408,352
Leisure Products - 0.2%
Mattel, Inc.	53,600	1,666,424
Media - 1.8%
Charter Communications, Inc. Class A (a)	11,600	2,461,984
Liberty Broadband Corp. Class C (a)	65,487	3,749,131
Twenty-First Century Fox, Inc. Class A	257,500	7,791,950
		14,003,065
Multiline Retail - 1.6%
Kohl's Corp.	57,500	2,547,250
Target Corp.	119,934	9,534,753
		12,082,003

TOTAL CONSUMER DISCRETIONARY		38,783,808

CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 2.5%
Wal-Mart Stores, Inc.	139,145	9,304,626
Walgreens Boots Alliance, Inc.	118,740	9,413,707
		18,718,333
Food Products - 1.7%
Bunge Ltd.	36,135	2,258,438
ConAgra Foods, Inc.	105,700	4,709,992
The J.M. Smucker Co.	49,642	6,303,541
		13,271,971
Household Products - 2.6%
Procter & Gamble Co.	242,080	19,395,450

TOTAL CONSUMER STAPLES		51,385,754

ENERGY - 13.7%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	180,300	8,719,308
Dril-Quip, Inc. (a)	78,400	5,081,888
		13,801,196
Oil, Gas & Consumable Fuels - 11.9%
Cabot Oil & Gas Corp.	145,400	3,402,360
Cenovus Energy, Inc.	581,400	9,216,582
Chevron Corp.	204,000	20,844,720
ConocoPhillips Co.	261,200	12,482,748
Diamondback Energy, Inc.	70,300	6,086,574
PDC Energy, Inc. (a)	137,900	8,658,741
Phillips 66 Co.	103,600	8,506,596
Suncor Energy, Inc.	620,500	18,213,928
Whiting Petroleum Corp. (a)	234,800	2,817,600
		90,229,849

TOTAL ENERGY		104,031,045

FINANCIALS - 26.4%
Banks - 9.1%
BOK Financial Corp. (b)	15,000	902,700
CIT Group, Inc.	150,700	5,209,699
Citigroup, Inc.	20,000	925,600
Comerica, Inc.	60,000	2,664,000
Cullen/Frost Bankers, Inc. (b)	50,000	3,199,500
First Citizen Bancshares, Inc.	17,200	4,386,000
First Citizen Bancshares, Inc. Class A (a)	10,000	2,550,000
Investors Bancorp, Inc.	150,700	1,740,585
JPMorgan Chase & Co.	104,400	6,598,080
PNC Financial Services Group, Inc.	52,000	4,564,560
Popular, Inc.	98,280	2,920,882
U.S. Bancorp	228,900	9,771,741
Wells Fargo & Co.	426,200	21,301,476
Zions Bancorporation	85,000	2,339,200
		69,074,023
Capital Markets - 4.0%
American Capital Ltd. (a)	70,000	1,106,000
Fortress Investment Group LLC	536,400	2,665,908
Franklin Resources, Inc.	50,000	1,867,000
Goldman Sachs Group, Inc.	70,300	11,536,933
Interactive Brokers Group, Inc.	154,600	5,874,800
Invesco Ltd.	184,300	5,715,143
NorthStar Asset Management Group, Inc.	120,000	1,492,800
		30,258,584
Consumer Finance - 0.8%
Discover Financial Services	72,800	4,096,456
Navient Corp.	142,300	1,945,241
Nelnet, Inc. Class A	5,000	209,550
		6,251,247
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	244,457	35,563,602
Leucadia National Corp.	25,000	417,000
		35,980,602
Insurance - 5.2%
AFLAC, Inc.	153,150	10,562,756
AMBAC Financial Group, Inc. (a)	180,000	2,921,400
Chubb Ltd.	112,100	13,212,106
Lincoln National Corp.	15,000	651,750
National Western Life Group, Inc.	8,350	1,809,445
Torchmark Corp.	107,325	6,213,044
Universal Insurance Holdings, Inc. (b)	217,800	3,835,458
		39,205,959
Real Estate Investment Trusts - 0.3%
NexPoint Residential Trust, Inc.	25,000	351,500
NorthStar Realty Finance Corp.	160,000	2,046,400
		2,397,900
Real Estate Management & Development - 1.4%
Consolidated-Tomoka Land Co.	58,250	2,871,725
Jones Lang LaSalle, Inc.	15,000	1,727,550
Kennedy-Wilson Holdings, Inc.	281,900	6,091,859
		10,691,134
Thrifts & Mortgage Finance - 0.9%
Beneficial Bancorp, Inc. (a)	153,585	2,133,296
Meridian Bancorp, Inc.	334,164	4,885,478
		7,018,774

TOTAL FINANCIALS		200,878,223

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	152,300	5,924,470
Medtronic PLC	124,394	9,845,785
Zimmer Biomet Holdings, Inc.	24,900	2,882,673
		18,652,928
Health Care Providers & Services - 0.8%
Aetna, Inc.	34,500	3,873,315
Anthem, Inc.	17,500	2,463,475
		6,336,790
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	19,800	2,856,150
Pharmaceuticals - 6.7%
Allergan PLC (a)	24,300	5,262,408
Jazz Pharmaceuticals PLC (a)	52,200	7,866,540
Johnson & Johnson	173,200	19,412,256
Merck & Co., Inc.	147,300	8,077,932
Pfizer, Inc.	221,300	7,238,723
Shire PLC sponsored ADR (b)	11,000	2,061,620
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,900	1,246,905
		51,166,384

TOTAL HEALTH CARE		79,012,252

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.0%
L-3 Communications Holdings, Inc.	29,936	3,937,482
Raytheon Co.	41,400	5,230,890
United Technologies Corp.	57,200	5,969,964
		15,138,336
Building Products - 0.4%
Allegion PLC	46,619	3,051,214
Construction & Engineering - 1.1%
AECOM (a)	86,064	2,796,219
Jacobs Engineering Group, Inc. (a)	130,514	5,818,314
		8,614,533
Industrial Conglomerates - 2.3%
General Electric Co.	557,200	17,133,900
Machinery - 2.4%
Caterpillar, Inc.	66,900	5,199,468
Deere & Co. (b)	108,600	9,134,346
Flowserve Corp.	70,758	3,453,698
		17,787,512
Road & Rail - 1.0%
CSX Corp.	289,259	7,888,093

TOTAL INDUSTRIALS		69,613,588

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.6%
Cisco Systems, Inc.	434,100	11,933,409
Electronic Equipment & Components - 0.8%
Jabil Circuit, Inc.	373,648	6,486,529
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	103,600	3,791,760
Semiconductors & Semiconductor Equipment - 4.3%
Maxim Integrated Products, Inc.	112,900	4,032,788
Micron Technology, Inc. (a)	228,800	2,459,600
NXP Semiconductors NV (a)	76,200	6,498,336
Qualcomm, Inc.	300,200	15,166,104
Semtech Corp. (a)	204,200	4,418,888
		32,575,716
Software - 0.8%
Oracle Corp.	151,700	6,046,762
Technology Hardware, Storage & Peripherals - 2.5%
Hewlett Packard Enterprise Co.	358,100	5,965,946
HP, Inc.	590,700	7,247,889
Western Digital Corp.	140,800	5,753,792
		18,967,627

TOTAL INFORMATION TECHNOLOGY		79,801,803

MATERIALS - 2.6%
Chemicals - 1.9%
Albemarle Corp. U.S.	48,600	3,215,376
CF Industries Holdings, Inc.	68,300	2,258,681
Eastman Chemical Co.	50,900	3,887,742
Methanex Corp. (b)	43,295	1,514,135
The Dow Chemical Co.	68,200	3,588,002
		14,463,936
Containers & Packaging - 0.3%
Ball Corp.	35,300	2,519,714
Metals & Mining - 0.4%
Compass Minerals International, Inc.	39,300	2,945,928

TOTAL MATERIALS		19,929,578

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	368,600	14,309,052
Frontier Communications Corp.	553,900	3,079,684
Verizon Communications, Inc.	52,900	2,694,726
		20,083,462
UTILITIES - 6.7%
Electric Utilities - 4.4%
Edison International	98,400	6,957,864
Exelon Corp.	197,500	6,930,275
NextEra Energy, Inc.	80,010	9,407,576
OGE Energy Corp.	106,500	3,151,335
Xcel Energy, Inc.	172,000	6,885,160
		33,332,210
Gas Utilities - 0.3%
Atmos Energy Corp.	35,200	2,553,760
Multi-Utilities - 2.0%
DTE Energy Co.	74,100	6,606,756
Sempra Energy	81,550	8,428,193
		15,034,949

TOTAL UTILITIES		50,920,919

TOTAL COMMON STOCKS
(Cost $681,889,769)		714,440,432

Nonconvertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,604,931)	231,566	6,025,347
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.34% 5/5/16 to 6/23/16 (c)
(Cost $379,883)	380,000	379,951
	Shares	Value

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.38% (d)	38,785,416	$38,785,416
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	8,001,660	8,001,660
TOTAL MONEY MARKET FUNDS
(Cost $46,787,076)		46,787,076
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $734,661,659)		767,632,806
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,948,302)
NET ASSETS - 100%		$759,684,504

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
59 ICE Russell 1000 Value Index Contracts (United States)	June 2016	5,835,690	$165,306

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $334,957.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,466
Fidelity Securities Lending Cash Central Fund	54,070
Total	$86,536

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$38,783,808	$38,783,808	$--	$--
Consumer Staples	51,385,754	51,385,754	--	--
Energy	104,031,045	104,031,045	--	--
Financials	206,903,570	206,903,570	--	--
Health Care	79,012,252	79,012,252	--	--
Industrials	69,613,588	69,613,588	--	--
Information Technology	79,801,803	79,801,803	--	--
Materials	19,929,578	19,929,578	--	--
Telecommunication Services	20,083,462	20,083,462	--	--
Utilities	50,920,919	50,920,919	--	--
U.S. Government and Government Agency Obligations	379,951	--	379,951	--
Money Market Funds	46,787,076	46,787,076	--	--
Total Investments in Securities:	$767,632,806	$767,252,855	$379,951	$--
Derivative Instruments:
Assets
Futures Contracts	$165,306	$165,306	$--	$--
Total Assets	$165,306	$165,306	$--	$--
Total Derivative Instruments:	$165,306	$165,306	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $739,719,769. Net unrealized appreciation aggregated $27,913,037, of which $79,378,536 related to appreciated investment securities and $51,465,499 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity-Income Fund

April 30, 2016

AEDTI-QTLY-0616
1.950933.103

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 1.5%
Ford Motor Co.	563,100	$7,635,636
General Motors Co.	526,500	16,742,700
		24,378,336
Hotels, Restaurants & Leisure - 0.5%
Dunkin' Brands Group, Inc.	179,600	8,351,400
Household Durables - 0.7%
M.D.C. Holdings, Inc. (a)	199,100	4,899,851
Tupperware Brands Corp.	115,300	6,695,471
		11,595,322
Leisure Products - 0.9%
Mattel, Inc.	333,000	10,352,970
Polaris Industries, Inc.	42,700	4,179,476
		14,532,446
Media - 1.3%
Comcast Corp. Class A	249,628	15,167,397
Time Warner, Inc.	49,500	3,719,430
Viacom, Inc. Class B (non-vtg.)	55,100	2,253,590
		21,140,417
Multiline Retail - 2.1%
Kohl's Corp.	127,202	5,635,049
Macy's, Inc.	175,600	6,952,004
Target Corp.	283,297	22,522,112
		35,109,165
Specialty Retail - 0.7%
Foot Locker, Inc.	64,900	3,987,456
GNC Holdings, Inc.	151,800	3,697,848
L Brands, Inc.	16,000	1,252,640
Stage Stores, Inc. (a)	222,300	1,636,128
		10,574,072

TOTAL CONSUMER DISCRETIONARY		125,681,158

CONSUMER STAPLES - 8.6%
Beverages - 0.5%
Molson Coors Brewing Co. Class B (b)	30,100	2,878,463
The Coca-Cola Co.	107,400	4,811,520
		7,689,983
Food & Staples Retailing - 3.2%
CVS Health Corp.	295,587	29,706,494
Wal-Mart Stores, Inc. (b)	174,842	11,691,685
Walgreens Boots Alliance, Inc.	123,186	9,766,186
Whole Foods Market, Inc.	82,200	2,390,376
		53,554,741
Food Products - 1.1%
B&G Foods, Inc. Class A	114,655	4,724,933
Flowers Foods, Inc.	27,400	524,984
Sanderson Farms, Inc. (a)	24,000	2,201,760
The Hain Celestial Group, Inc. (c)	25,700	1,075,802
The Hershey Co. (b)	99,300	9,245,823
		17,773,302
Household Products - 3.6%
Procter & Gamble Co. (b)	743,881	59,599,746
Personal Products - 0.2%
Avon Products, Inc.	690,300	3,251,313

TOTAL CONSUMER STAPLES		141,869,085

ENERGY - 12.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	90,400	4,371,744
Halliburton Co.	106,000	4,378,860
National Oilwell Varco, Inc.	41,500	1,495,660
Oceaneering International, Inc.	65,500	2,400,575
Schlumberger Ltd.	123,700	9,938,058
		22,584,897
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	222,959	11,763,317
Apache Corp.	299,795	16,308,848
Chevron Corp.	748,569	76,488,778
ConocoPhillips Co.	39,400	1,882,926
CONSOL Energy, Inc. (a)	305,906	4,603,885
Energy Transfer Equity LP	587,800	7,306,354
Foresight Energy LP	2,800	5,460
Golar LNG Ltd.	54,389	901,770
Kinder Morgan, Inc.	495,300	8,796,528
Legacy Reserves LP	347,700	1,084,824
MPLX LP	201,729	6,493,657
Noble Energy, Inc.	37,900	1,368,569
The Williams Companies, Inc.	908,800	17,621,632
Williams Partners LP	684,151	20,681,885
		175,308,433

TOTAL ENERGY		197,893,330

FINANCIALS - 24.2%
Banks - 12.4%
Bank of America Corp.	1,587,000	23,106,720
Comerica, Inc.	259,000	11,499,600
First Niagara Financial Group, Inc.	599,900	6,334,944
FirstMerit Corp.	182,500	4,044,200
Huntington Bancshares, Inc.	76,800	772,608
JPMorgan Chase & Co.	814,730	51,490,936
KeyCorp	494,400	6,076,176
M&T Bank Corp.	255,970	30,286,370
Prosperity Bancshares, Inc.	23,700	1,250,649
Regions Financial Corp.	1,096,600	10,286,108
SunTrust Banks, Inc.	295,900	12,350,866
U.S. Bancorp	370,621	15,821,810
Wells Fargo & Co.	616,649	30,820,117
		204,141,104
Capital Markets - 4.8%
Apollo Global Management LLC Class A	213,400	3,608,594
Apollo Investment Corp. (a)	658,900	3,834,798
Ares Capital Corp.	249,152	3,784,619
Ares Management LP	86,857	1,260,295
KKR & Co. LP	952,804	12,958,134
Morgan Stanley	317,300	8,586,138
PJT Partners, Inc. (a)	12,864	287,124
State Street Corp.	275,000	17,132,500
The Blackstone Group LP	949,500	26,054,280
TPG Specialty Lending, Inc.	71,622	1,176,749
		78,683,231
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	40,400	4,316,740
Insurance - 4.3%
Chubb Ltd.	197,393	23,264,739
Marsh & McLennan Companies, Inc.	67,700	4,275,255
MetLife, Inc.	620,851	28,000,380
Pricoa Global Funding I	183,692	14,261,847
		69,802,221
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	158,873	2,918,497
American Tower Corp.	21,300	2,233,944
Annaly Capital Management, Inc.	336,800	3,509,456
Cousins Properties, Inc.	268,300	2,776,905
Crown Castle International Corp.	77,800	6,759,264
Duke Realty LP	208,400	4,557,708
First Potomac Realty Trust	254,915	2,143,835
Piedmont Office Realty Trust, Inc. Class A	188,400	3,751,044
Public Storage	11,800	2,888,758
Sabra Health Care REIT, Inc.	64,500	1,360,305
Two Harbors Investment Corp.	279,600	2,189,268
Ventas, Inc.	38,000	2,360,560
		37,449,544
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	154,862	1,980,685

TOTAL FINANCIALS		396,373,525

HEALTH CARE - 9.2%
Biotechnology - 1.8%
AbbVie, Inc.	174,700	10,656,700
Amgen, Inc.	75,800	11,999,140
Gilead Sciences, Inc.	76,000	6,703,960
		29,359,800
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	72,800	4,338,880
Medtronic PLC	409,074	32,378,207
St. Jude Medical, Inc.	61,300	4,671,060
		41,388,147
Pharmaceuticals - 4.9%
Johnson & Johnson (b)	528,693	59,255,911
Merck & Co., Inc.	152,500	8,363,100
Pfizer, Inc.	186,936	6,114,677
Teva Pharmaceutical Industries Ltd. sponsored ADR	127,600	6,947,820
		80,681,508

TOTAL HEALTH CARE		151,429,455

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.8%
General Dynamics Corp.	61,600	8,656,032
Raytheon Co. (b)	68,300	8,629,705
The Boeing Co.	96,300	12,981,240
United Technologies Corp.	155,800	16,260,846
		46,527,823
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	61,443	4,360,610
United Parcel Service, Inc. Class B	397,200	41,733,804
		46,094,414
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	209,850	7,890,360
Progressive Waste Solution Ltd. (Canada)	59,900	1,927,761
Republic Services, Inc.	20,400	960,228
		10,778,349
Electrical Equipment - 1.3%
Eaton Corp. PLC	173,500	10,977,345
Emerson Electric Co.	174,800	9,549,324
		20,526,669
Industrial Conglomerates - 3.0%
General Electric Co. (b)	1,596,933	49,105,690
Machinery - 0.2%
Cummins, Inc.	30,400	3,557,712
Road & Rail - 0.1%
Norfolk Southern Corp.	20,400	1,838,244

TOTAL INDUSTRIALS		178,428,901

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,449,759	39,853,875
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	79,124	4,706,296
Internet Software & Services - 0.3%
Yahoo!, Inc. (c)	142,800	5,226,480
IT Services - 2.2%
First Data Corp. Class A (c)	659,800	7,515,122
IBM Corp.	137,784	20,108,197
Paychex, Inc. (b)	152,396	7,942,880
		35,566,199
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc. (b)	584,186	11,958,287
Maxim Integrated Products, Inc.	192,900	6,890,388
Qualcomm, Inc.	412,010	20,814,745
		39,663,420
Software - 0.6%
Microsoft Corp.	196,400	9,794,468
SS&C Technologies Holdings, Inc.	13,300	813,295
		10,607,763
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	118,600	11,117,564
EMC Corp.	736,100	19,219,571
Seagate Technology LLC	83,100	1,809,087
		32,146,222

TOTAL INFORMATION TECHNOLOGY		167,770,255

MATERIALS - 1.9%
Chemicals - 1.2%
CF Industries Holdings, Inc.	138,100	4,566,967
LyondellBasell Industries NV Class A	67,400	5,571,958
The Dow Chemical Co.	179,100	9,422,451
Tronox Ltd. Class A	123,700	900,536
		20,461,912
Containers & Packaging - 0.7%
Packaging Corp. of America	83,100	5,391,528
WestRock Co.	143,300	5,997,105
		11,388,633

TOTAL MATERIALS		31,850,545

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
AT&T, Inc. (b)	976,391	37,903,499
Verizon Communications, Inc.	679,890	34,633,597
		72,537,096
UTILITIES - 5.5%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	60,445	3,838,258
Entergy Corp.	102,500	7,705,950
Exelon Corp.	832,100	29,198,389
FirstEnergy Corp.	46,900	1,528,471
PPL Corp.	526,800	19,828,752
Southern Co. (b)	372,434	18,658,943
Xcel Energy, Inc.	67,300	2,694,019
		83,452,782
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	297,700	6,385,665

TOTAL UTILITIES		89,838,447

TOTAL COMMON STOCKS
(Cost $1,472,208,461)		1,553,671,797

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.38% (d)	105,805,417	105,805,417
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	5,484,824	5,484,824
TOTAL MONEY MARKET FUNDS
(Cost $111,290,241)		111,290,241
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,583,498,702)		1,664,962,038
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(24,640,646)
NET ASSETS - 100%		$1,640,321,392

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Applied Materials, Inc.	7/15/16 - $22.00	2,919	$179,296	$(110,922)
AT&T, Inc.	6/17/16 - $40.00	3,288	65,758	(98,640)
General Electric Co.	6/17/16 - $31.00	5,267	317,343	(300,219)
Johnson & Johnson	6/17/16 - $115.00	1,318	117,299	(88,306)
Molson Coors Brewing Co.	6/17/16 - $97.50	97	25,025	(21,825)
Paychex, Inc.	9/16/16 - $55.00	759	58,646	(60,720)
Procter & Gamble Co.	7/15/16 - $85.00	2,453	53,965	(87,082)
Raytheon Co.	5/20/16 - $130.00	307	96,728	(23,486)
Southern Co.	8/19/16 - $52.50	2,680	78,067	(111,220)
The Hershey Co.	5/20/16 - $95.00	197	37,232	(14,874)
The Hershey Co.	6/17/16 - $95.00	116	6,380	(15,080)
Wal-Mart Stores, Inc.	5/20/16 - $67.50	449	65,544	(43,104)
Wal-Mart Stores, Inc.	5/20/16 - $70.00	573	52,220	(14,325)
TOTAL WRITTEN OPTIONS			$1,153,503	$(989,803)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $101,298,535.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,090
Fidelity Securities Lending Cash Central Fund	34,453
Total	$65,543

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$125,681,158	$125,681,158	$--	$--
Consumer Staples	141,869,085	141,869,085	--	--
Energy	197,893,330	197,893,330	--	--
Financials	396,373,525	396,373,525	--	--
Health Care	151,429,455	151,429,455	--	--
Industrials	178,428,901	178,428,901	--	--
Information Technology	167,770,255	167,770,255	--	--
Materials	31,850,545	31,850,545	--	--
Telecommunication Services	72,537,096	72,537,096	--	--
Utilities	89,838,447	89,838,447	--	--
Money Market Funds	111,290,241	111,290,241	--	--
Total Investments in Securities:	$1,664,962,038	$1,664,962,038	$--	$--
Derivative Instruments:
Liabilities
Written Options	$(989,803)	$(989,803)	$--	$--
Total Liabilities	$(989,803)	$(989,803)	$--	$--
Total Derivative Instruments:	$(989,803)	$(989,803)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,589,957,928. Net unrealized appreciation aggregated $75,004,110, of which $188,756,510 related to appreciated investment securities and $113,752,400 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016